Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Tax (expense) or benefit	¥ 33,481	¥ 113,113	¥ (80,205)
Total	552,485	81,840	(124,155)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	516,514	130,902	(136,148)
Net unrealized gains (losses) on investment securities:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(347,106)	(69,247)	100,974
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(76,360)	599	2,260
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(270,746)	(69,846)	98,714
Reclassification adjustment, Current Period, before Tax	2,015	383	107,102
Reclassification adjustment, Current Period, Tax (expense) or benefit	11,268	(547)	32,007
Reclassification adjustment, Current Period, Net of Tax	(9,253)	930	75,095
Other Comprehensive Income (Loss), before Tax	(349,121)	(69,630)	(6,128)
Other Comprehensive Income (Loss), Tax (expense) or benefit	(87,628)	1,146	(29,747)
Total	(261,493)	(70,776)	23,619
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	29,733	(32,523)	(965)
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(291,226)	(38,253)	24,584
Net debt valuation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	32,735	(126,007)	77,765
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	10,025	(38,584)	23,812
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	22,710	(87,423)	53,953
Reclassification adjustment, Current Period, before Tax	(885)	(5,851)	(315)
Reclassification adjustment, Current Period, Tax (expense) or benefit	(271)	(1,792)	(96)
Reclassification adjustment, Current Period, Net of Tax	(614)	(4,059)	(219)
Other Comprehensive Income (Loss), before Tax	33,620	(120,156)	78,080
Other Comprehensive Income (Loss), Tax (expense) or benefit	10,296	(36,792)	23,908
Total	23,324	(83,364)	54,172
Net debt valuation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	0	0	0
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	23,324	(83,364)	54,172
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(5,542)	44,255	1,375
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(1,825)	12,359	560
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(3,717)	31,896	815
Reclassification adjustment, Current Period, before Tax	12,200	(164)	(13,279)
Reclassification adjustment, Current Period, Tax (expense) or benefit	3,143	115	(3,452)
Reclassification adjustment, Current Period, Net of Tax	9,057	(279)	(9,827)
Other Comprehensive Income (Loss), before Tax	(17,742)	44,419	14,654
Other Comprehensive Income (Loss), Tax (expense) or benefit	(4,968)	12,244	4,012
Total	(12,774)	32,175	10,642
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	286	(197)	(155)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(13,060)	32,372	10,797
Defined benefit plans:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	62,946	436,435	(195,851)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	17,350	133,404	(59,426)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	45,596	303,031	(136,425)
Reclassification adjustment, Current Period, before Tax	(7,042)	(22,504)	(6,643)
Reclassification adjustment, Current Period, Tax (expense) or benefit	(1,689)	(6,479)	(1,741)
Reclassification adjustment, Current Period, Net of Tax	(5,353)	(16,025)	(4,902)
Other Comprehensive Income (Loss), before Tax	69,988	458,939	(189,208)
Other Comprehensive Income (Loss), Tax (expense) or benefit	19,039	139,883	(57,685)
Total	50,949	319,056	(131,523)
Defined benefit plans attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	1,443	1,520	(1,878)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	49,506	317,536	(129,645)
Foreign currency translation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	853,517	(61,085)	(99,520)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	98,059	14,370	(19,588)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	755,458	(75,455)	(79,932)
Reclassification adjustment, Current Period, before Tax	4,296	57,534	2,238
Reclassification adjustment, Current Period, Tax (expense) or benefit	1,317	17,738	1,105
Reclassification adjustment, Current Period, Net of Tax	2,979	39,796	1,133
Other Comprehensive Income (Loss), before Tax	849,221	(118,619)	(101,758)
Other Comprehensive Income (Loss), Tax (expense) or benefit	96,742	(3,368)	(20,693)
Total	752,479	(115,251)	(81,065)
Foreign currency translation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	4,509	(17,862)	14,991
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ 747,970	¥ (97,389)	¥ (96,056)